THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

FIFTH THIRD FUNDS

Supplement Dated March 24, 2011 to the
Prospectus for the

Fifth Third Small Cap Growth Fund	Fifth Third LifeModel Aggressive Fund
Fifth Third Mid Cap Growth Fund	Fifth Third LifeModel Moderately Aggressive Fund
Fifth Third Quality Growth Fund	Fifth Third LifeModel Moderate Fund
Fifth Third Dividend Growth Fund	Fifth Third LifeModel Moderately Conservative Fund
Fifth Third Micro Cap Value Fund	Fifth Third LifeModel Conservative Fund
Fifth Third Small Cap Value Fund	Fifth Third High Yield Bond Fund
Fifth Third All Cap Value Fund	Fifth Third Total Return Bond Fund
Fifth Third Disciplined Large Cap Value Fund	Fifth Third Short Term Bond Fund
Fifth Third Structured Large Cap Plus Fund	Fifth Third Prime Money Market Fund
Fifth Third Equity Index Fund	Fifth Third Institutional Money Market Fund
Fifth Third International Equity Fund	Fifth Third U.S. Treasury Money Market Fund
Fifth Third Strategic Income Fund	Fifth Third Institutional Government Money Market Fund

Class A, Class B, Class C, Institutional Class, Select Class, Preferred Class and Trust Class Shares
Dated November 26, 2010

Changes in Portfolio Managers

Effective immediately, the paragraph under the heading “Fifth Third Micro Cap Value Fund-Summary-Management-Portfolio Manager” on page 19 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Eric J. Holmes, CFA, FTAM Director of Micro Cap Value Strategies, Portfolio Manager of the Fund since April 2005.

The Fifth Third Micro Cap Value Fund is managed by a team of investment professionals. Eric J. Holmes, CFA is the Fund’s portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Holmes is assisted in managing the Fund by Craig P. Nedbalski, CFA and Peter M. Klein, CFA. Mr. Holmes has been the Fund’s portfolio manager since April 2005, and has served the Fund since February 2003; Mr. Nedbalski has served the Fund since January 2010; and Mr. Klein has served the Fund since March 2011.

Effective immediately, the paragraph under the heading “Fifth Third Small Cap Value Fund-Summary-Management-Portfolio Manager” on page 23 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Peter M. Klein, CFA, FTAM Director of Value Strategies, Portfolio Manager of the Fund since March 2011.

The Fifth Third Small Cap Value Fund is managed by a team of investment professionals. Peter M. Klein, CFA, is the Fund’s portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Klein is assisted in managing the Fund by Eric J. Holmes, CFA; and Craig P. Nedbalski, CFA. Mr. Klein has served the Fund since March 2011; Mr. Holmes has served the Fund since February 2007; and Mr. Nedbalski has served the Fund since January 2010.

Effective immediately, the paragraph under the heading “Fifth Third All Cap Value Fund-Summary-Management-Portfolio Manager” on page 27 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Peter M. Klein, CFA, FTAM Director of Value Strategies, Portfolio Manager of the Fund since January 2003.

The Fifth Third All Cap Value Fund is managed by a team of investment professionals. Peter M. Klein, CFA, is the Fund’s portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Klein is assisted in managing the large and mid capitalization portion of the Fund by Mary Jane Matts, CFA; Scott G. Richter, CFA; and Ted Y. Moore, CFA. Ms. Matts has assisted in managing the Fund since July 2005; Mr. Richter assisted in managing the Fund since January 2007; and Mr. Moore has assisted in managing the Fund since June 2008. Mr. Klein is assisted in managing the small, mid, and micro capitalization portion of the Fund by Eric J. Holmes, CFA; and Craig P. Nedbalski, CFA. Mr. Holmes has assisted in managing the Fund since February 2003; and Mr. Nedbalski has assisted in managing the Fund since January 2010.

Effective immediately, the paragraph under the heading “Fund Management-Portfolio Managers-All Cap Value Fund” on page 103 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Fifth Third All Cap Value Fund is managed by a team of investment professionals. Peter M. Klein, CFA, is the Fund’s portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Klein is assisted in managing the large and mid capitalization portion of the Fund by Mary Jane Matts, CFA; Scott G. Richter, CFA; and Ted Y. Moore, CFA. Ms. Matts has assisted in managing the Fund since July 2005; Mr. Richter assisted in managing the Fund since January 2007; and Mr. Moore has assisted in managing the Fund since June 2008. Mr. Klein is assisted in managing the small, mid, and micro capitalization portion of the Fund by Eric J. Holmes, CFA; and Craig P. Nedbalski, CFA. Mr. Holmes has assisted in managing the Fund since February 2003; and Mr. Nedbalski has assisted in managing the Fund since January 2010.

Effective immediately, the paragraph under the heading “Fund Management-Portfolio Managers-Micro Cap Value Fund” on page 104 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Fifth Third Micro Cap Value Fund is managed by a team of investment professionals. Eric J. Holmes is the Fund’s portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Holmes is assisted in managing the Fund by Craig Nedbalski and Peter M. Klein. Mr. Holmes has been the Fund’s portfolio manager since April 2005, and has served the Fund since February 2003; Mr. Nedbalski has served the Fund since January 2010; and Mr. Klein has served the Fund since March 2011.

Effective immediately, the paragraph under the heading “Fund Management-Portfolio Managers-Small Cap Value Fund” on page 104 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Fifth Third Small Cap Value Fund is managed by a team of investment professionals. Peter M. Klein is the Fund’s portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Klein is assisted in managing the Fund by Eric J. Holmes, and Craig P. Nedbalski. Mr. Klein has been the Fund’s portfolio manager since March 2011; Mr. Holmes has served the Fund since February 2007; and Mr. Nedbalski has served the Fund since January 2010.

Effective immediately, the biographies for Joseph W. Kremer and Teri A. Bielawski under the heading “Fund Management-Portfolio Managers-Biographies of Portfolio Managers” beginning on page 106 of the Prospectus are hereby deleted in their entirety.

Addition of Fifth Third Strategic Income Fund as underlying fund for Fifth Third LifeModel Aggressive Fund, Fifth Third LifeModel Moderately Aggressive Fund, Fifth Third LifeModel Moderate Fund, Fifth Third LifeModel Moderately Conservative Fund, Fifth Third LifeModel Conservative Fund

Effective March 29, 2011, the table in the third paragraph under the heading “Fifth Third LifeModel Aggressive Fund-Summary-Principal Investment Strategies” on page 48 of the Prospectus is hereby amended to include the following:

Fund Name	Percentage of Fund Holdings
Strategic Income Fund	0-20%

Effective March 29, 2011, the table following the sixth paragraph under the heading “Fifth Third LifeModel Aggressive Fund-Summary-Principal Investment Strategies” on page 48 of the Prospectus is hereby deleted in its entirety and replaced with the following:

LifeModel Aggressive Target Neutral Style Class Index Blend
Small Cap Growth Index	4.5%
Small Cap Value Index	4.5%
International Index	18.0%
Mid Cap Growth Index	9.0%
Mid Cap Value Index	9.0%
Large Cap Growth Index	15.5%
Large Cap Value Index	15.5%
Large Cap Core Index	14.0%
Specialty Index	2.0%
High Yield Bond Index	1.0%
Total Return Bond Index	5.0%
Short Term Bond Index	2.0%

Effective March 29, 2011, the table in the third paragraph under the heading “Fifth Third LifeModel Moderately Aggressive Fund-Summary-Principal Investment Strategies” on page 52 of the Prospectus is hereby amended to include the following:

Fund Name	Percentage of Fund Holdings
Strategic Income Fund	0-20%

Effective March 29, 2011, the table following the sixth paragraph under the heading “Fifth Third LifeModel Moderately Aggressive Fund-Summary-Principal Investment Strategies” on page 52 of the Prospectus is hereby deleted in its entirety and replaced with the following:

LifeModel Moderately Aggressive Target Neutral Style Class Index Blend
Small Cap Growth Index	3.5%
Small Cap Value Index	3.5%
International Index	14.0%
Mid Cap Growth Index	7.0%
Mid Cap Value Index	7.0%
Large Cap Growth Index	12.0%
Large Cap Value Index	12.0%
Large Cap Core Index	11.0%
Specialty Index	3.0%
High Yield Bond Index	1.5%
Total Return Bond Index	18.0%
Short Term Bond Index	7.5%

Effective immediately, the table in the third paragraph under the heading “Fifth Third LifeModel Moderate Fund-Summary-Principal Investment Strategies” on page 56 of the Prospectus is hereby amended to include the following:

Fund Name	Percentage of Fund Holdings
Strategic Income Fund	0-20%

Effective March 29, 2011, the table following the sixth paragraph under the heading “Fifth Third LifeModel Moderate Fund-Summary-Principal Investment Strategies” on page 56 of the Prospectus is hereby deleted in its entirety and replaced with the following:

LifeModel Moderate Target Neutral Style Class Index Blend
Small Cap Growth Index	2.5%
Small Cap Value Index	2.5%
International Index	10.0%
Mid Cap Growth Index	5.0%
Mid Cap Value Index	5.0%
Large Cap Growth Index	8.5%
Large Cap Value Index	8.5%
Large Cap Core Index	8.0%
Specialty Index	5.0%
High Yield Bond Index	2.5%
Total Return Bond Index	30.0%
Short Term Bond Index	12.5%

Effective March 29, 2011, the table in the third paragraph under the heading “Fifth Third LifeModel Moderately Conservative Fund-Summary-Principal Investment Strategies” on page 60 of the Prospectus is hereby amended to include the following:

Fund Name	Percentage of Fund Holdings
Strategic Income Fund	0-20%

Effective March 29, 2011, the table following the sixth paragraph under the heading “Fifth Third LifeModel Moderately Conservative Fund-Summary-Principal Investment Strategies” on page 60 of the Prospectus is hereby deleted in its entirety and replaced with the following:

LifeModel Moderately Conservative Target Neutral Style Class Index Blend
Small Cap Growth Index	2.0%
Small Cap Value Index	2.0%
International Index	8.0%
Mid Cap Growth Index	4.0%
Mid Cap Value Index	4.0%
Large Cap Growth Index	7.0%
Large Cap Value Index	7.0%
Large Cap Core Index	6.0%
Specialty Index	5.0%
High Yield Bond Index	3.0%
Total Return Bond Index	37.0%
Short Term Bond Index	15.0%

Effective March 29, 2011, the table in the third paragraph under the heading “Fifth Third LifeModel Conservative Fund-Summary-Principal Investment Strategies” on page 64 of the Prospectus is hereby amended to include the following:

Fund Name	Percentage of Fund Holdings
Strategic Income Fund	0-20%

Effective March 29, 2011, the table following the sixth paragraph under the heading “Fifth Third LifeModel Conservative Fund-Summary-Principal Investment Strategies” on page 64 of the Prospectus is hereby deleted in its entirety and replaced with the following:

LifeModel Conservative Target Neutral Style Class Index Blend
Small Cap Growth Index	1.0%
Small Cap Value Index	1.0%
International Index	4.0%
Mid Cap Growth Index	2.0%
Mid Cap Value Index	2.0%
Large Cap Growth Index	3.5%
Large Cap Value Index	3.5%
Large Cap Core Index	3.0%
Specialty Index	5.0%
High Yield Bond Index	3.0%
Total Return Bond Index	52.0%
Short Term Bond Index	20.0%

Applicable Sales Charges

Effective December 15, 2010, the table under the heading “Shareholder Information-Applicable Sales Charges-Front-End Sales Charges-Class A Shares” on page 117 of the Prospectus was deleted in its entirety and replaced with the following:

	Equity Funds Asset Allocation Funds			Short Term Bond Fund			High Yield Bond Fund Total Return Bond Fund

	Sales Charge as % of Offering Price	Charge as a % of Your Investment	Dealer Reallowance	Sales Charge as % of Offering Price	Charge as a % of Your Investment	Dealer Reallowance	Sales Charge as % of Offering Price	Charge as a % of Your Investment	Dealer Reallowance

Less than $50,000	5.00%	5.26%	4.50%	3.00%	3.63%	2.60%	4.75%	4.99%	4.25%

$50,000 but less than $100,000	4.50%	4.71%	4.00%	2.50%	3.09%	2.10%	4.50%	4.71%	3.75%

$100,000 but less than $250,000	3.50%	3.63%	3.00%	2.00%	2.56%	1.70%	3.50%	3.63%	3.00%

$250,000 but less than $500,000	2.50%	2.56%	2.10%	1.50%	2.04%	1.25%	2.50%	2.56%	2.10%

$500,000 or more	—	—	—	0.00%	0.00%	— [2]	—	—	—

$500,000 but less than $1,000,000	2.00%	2.04%	1.70%	—	—	—	2.00%	2.04%	1.70%

$1,000,000 or more[1]	0.00%	0.00%	— [2]	—	—	—	0.00%	0.00%	— [2]

1If you purchase $1,000,000 or more of Class A shares ($500,000 or more of Class A shares for Short Term Bond Fund) and do not pay a sales charge, and you sell any of these shares before the twelfth month anniversary of purchase, you will pay a 1% (0.50% for Short Term Bond Fund) CDSC on the portion redeemed at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sales, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time). The CDSC will be waived for shares purchased as part of an agreement where an organization agrees to waive its customary sales commission.

2With respect to dealer reallowance amounts applicable to purchases of $1,000,000 ($500,000 or more of Class A shares for Short Term Bond Fund) or more, such amounts differ for certain funds as detailed in the statement of additional information under the section entitled, “Payments to Dealers.” Please refer to the statement of additional information for the specific details.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE.

FTF-PROS0324

FIFTH THIRD FUNDS

Supplement Dated March 24, 2011 to the
Combined Statement of Additional Information dated November 26, 2010

Fifth Third Small Cap Growth Fund	Fifth Third LifeModel Aggressive Fund
Fifth Third Mid Cap Growth Fund	Fifth Third LifeModel Moderately Aggressive Fund
Fifth Third Quality Growth Fund	Fifth Third LifeModel Moderate Fund
Fifth Third Dividend Growth Fund	Fifth Third LifeModel Moderately Conservative Fund
Fifth Third Micro Cap Value Fund	Fifth Third LifeModel Conservative Fund
Fifth Third Small Cap Value Fund	Fifth Third High Yield Bond Fund
Fifth Third All Cap Value Fund	Fifth Third Total Return Bond Fund
Fifth Third Disciplined Large Cap Value Fund	Fifth Third Short Term Bond Fund
Fifth Third Structured Large Cap Plus Fund	Fifth Third Prime Money Market Fund
Fifth Third Equity Index Fund	Fifth Third Institutional Money Market Fund
Fifth Third International Equity Fund	Fifth Third U.S. Treasury Money Market Fund
Fifth Third Strategic Income Fund	Fifth Third Institutional Government Money Market Fund

Effective immediately, all references to Joseph W. Kremer and Teri A. Bielawski under the heading “Portfolio Manager Information” beginning on page 55 of the Statement of Additional Information are hereby deleted in their entirety.

Effective immediately, the section entitled “Portfolio Management Information-Securities Ownership” beginning on page 59 of the Statement of Additional Information is hereby supplemented with the following:

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities
Peter M. Klein	Micro Cap Value Fund Small Cap Value Fund	None None

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

FTF-SAIS0324